Business Combinations - Additional Information (Details) - EUR (€)			5 Months Ended	12 Months Ended
	Aug. 01, 2022	Apr. 30, 2021	Sep. 30, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	May 01, 2021
Disclosure of detailed information about business combination [line items]
Earnings before interest, taxes, depreciation and amortization			€ 150,971,000	€ 925,793,000	€ 749,802,000
Accumulated deficit				€ 225,976,000	150,954,000
Minimum
Disclosure of detailed information about business combination [line items]
Earnings before interest, taxes, depreciation and amortization		€ 709,400,000
GmbH KG
Disclosure of detailed information about business combination [line items]
Date of acquisition		Apr. 30, 2021
Percentage of voting interests and assets acquired		100.00%
Cash consideration		€ 3,042,862,000
Vendor loan		275,000,000
Syndicate loan		196,000,000
Profit transfer		12,942,000
Earn-out consideration, subject to achievement of earnings before interest, taxes, depreciation and amortization milestone		400,000,000
Fair value of earnout contingent consideration		0
Intangible assets (other than goodwill)		1,660,603,000
Property, plant and equipment		153,273,000
Goodwill is deductible for tax purposes			882,000,000		898,000,000	€ 882,000,000	€ 893,000,000
Revenue						962,100,000
Net profit			€ 116,400,000
Acquisition related costs		27,600,000
Accumulated deficit							€ 25,100,000
General administration expenses						€ 2,500,000
Debt issuance costs		55,900,000
GmbH KG | ABL Facility
Disclosure of detailed information about business combination [line items]
Debt issuance costs		3,500,000
GmbH KG | Reduction to Loans and Borrowings
Disclosure of detailed information about business combination [line items]
Debt issuance costs		52,400,000
GmbH KG | Land and buildings
Disclosure of detailed information about business combination [line items]
Property, plant and equipment		€ 153,200,000
GmbH KG | Buildings and Improvements | Minimum
Disclosure of detailed information about business combination [line items]
Useful lives		10 years
GmbH KG | Buildings and Improvements | Maximum
Disclosure of detailed information about business combination [line items]
Useful lives		50 years
GmbH KG | Brand
Disclosure of detailed information about business combination [line items]
Intangible assets (other than goodwill)		€ 1,356,300,000
GmbH KG | Customer Relationships
Disclosure of detailed information about business combination [line items]
Intangible assets (other than goodwill)		€ 294,800,000
GmbH KG | Customer Relationships | Minimum
Disclosure of detailed information about business combination [line items]
Intangibles useful lives		8 years
GmbH KG | Customer Relationships | Maximum
Disclosure of detailed information about business combination [line items]
Intangibles useful lives		15 years
CB Beteiligungs GmbH & Co. KG
Disclosure of detailed information about business combination [line items]
Percentage of beneficial ownership granted		12.00%
CB Beteiligungs GmbH & Co. KG | Midco
Disclosure of detailed information about business combination [line items]
Cash consideration		€ 250,000,000
AB-Beteiligungs GmbH
Disclosure of detailed information about business combination [line items]
Vendor loan		€ 275,000,000
Gisela Acquisition
Disclosure of detailed information about business combination [line items]
Date of acquisition	Aug. 01, 2022
Percentage of voting interests and assets acquired	100.00%
Cash consideration	€ 1,054,000
Revenue					1,243,900,000
Net profit					€ 186,500,000
Acquisition related costs	300,000
Gisela Acquisition | Land and buildings
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	€ 118,000